Warrant Liability - Additional Information (Detail) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jan. 24, 2020
Class of Stock [Line Items]
Share price	$ 9.20	$ 9.20
Maximum
Class of Stock [Line Items]
Class of warrants, exercise price adjustment percentage	180.00%	180.00%
Minimum
Class of Stock [Line Items]
Class of warrants, exercise price adjustment percentage	115.00%	115.00%
Share Trigger Price One
Class of Stock [Line Items]
Warrant instrument redemption threshold trading days	20 days	30 days
Warrant instrument redemption threshold consecutive trading days	30 days	20 days
Share Trigger Price One | Class A ordinary shares
Class of Stock [Line Items]
Share redemption trigger price per share	$ 18.00	$ 18.00
Share Trigger Price Two | Class A ordinary shares
Class of Stock [Line Items]
Share redemption trigger price per share	$ 10.00	$ 10.00
Event Triggering Warrant Redemption When The Share Issue Price Is Less Than The Threshold
Class of Stock [Line Items]
Number of trading days for determining volume weighted average share price	20 days	20 days
Percentage of capital raised for business combination to total equity proceeds	60.00%		60.00%
Public Warrants
Class of Stock [Line Items]
Term of warrants	5 years	5 years
Public Warrants | Share Trigger Price One
Class of Stock [Line Items]
Class of warrants redemption price per unit	$ 0.01	$ 0.01
Class of warrants redemption notice period	30 days	30 days
Public Warrants | Share Trigger Price Two
Class of Stock [Line Items]
Class of warrants redemption price per unit	$ 0.10	$ 0.10
Class of warrants redemption notice period	30 days
Private Warrant
Class of Stock [Line Items]
Minimum lock In period required for warrant exercise from the date of business combination.	30 days	365 days
Warrant instrument redemption threshold consecutive trading days		20 days
Share price		$ 12.00